GOODWILL AND INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 5:GOODWILL AND INTANGIBLE ASSETS, NET

a.Goodwill

The changes in the net carrying amount of goodwill in 2019 and six months ended June 30, 2020 were as follows:

Balance as of January 1, 2019	$125,051

Acquisition of Captain Growth	$758

Balance as of December 31, 2019	$125,809

Acquisition of Content IQ	$23,361

Balance as of June 30, 2020	$149,170

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of June 30, 2020, the Company had two reporting units – Search and Advertising. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value. As of 30 June 2020, the Company determined that there were no indicators of potential impairment with regards to its reporting units which required interim goodwill impairment analysis.

F - 13

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5:GOODWILL AND INTANGIBLE ASSETS, NET (Cont.)

b.Intangible assets, net

The following is a summary of intangible assets as of June 30, 2020:

	December 31, 2019	Additions	Amortization	OCI	June 30, 2020

Acquired technology	$31,159	$12,483	$-	$25	$43,667
Accumulated amortization	(21,810)	-	(1,320)	(30)	(23,160)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	12,483	(1,320)	(5)	11,758

Customer relationships	31,911	4,243	-	9	36,163
Accumulated amortization	(20,727)	-	(659)	(8)	(21,394)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,243	(659)	1	4,343

Tradename and other	18,284	-	-	38	18,322
Accumulated amortization	(11,897)	-	(180)	(37)	(12,114)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(180)	1	1,098

Intangible assets, net	$2,635	$16,726	$(2,159)	$(3)	$17,199

The following is a summary of intangible assets as of December 31, 2019:

	December 31, 2018	Additions	Amortization	OCI	December 31, 2019

Acquired technology	$30,807	$442	$-	$(90)	$31,159
Accumulated amortization	(21,242)	-	(649)	81	(21,810)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	816	442	(649)	(9)	600

Customer relationships	31,940	-	-	(29)	31,911
Accumulated amortization	(19,825)	-	(928)	26	(20,727)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	1,689	-	(928)	(3)	758

Tradename and other	18,415	-	-	(131)	18,284
Accumulated amortization	(9,314)	-	(2,679)	96	(11,897)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	3,991	-	(2,679)	(35)	1,277

Intangible assets, net	$6,496	$442	$(4,256)	$(47)	$2,635